INVENTORIES - Schedule of gross inventories (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ 1,687.9	$ 1,622.1
Gross inventories
Schedule of Inventory Disclosure [Line Items]
Net inventories	1,735.0	1,663.9
Net realizable value valuation provision
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ (47.1)	$ (41.8)